Segmental analysis - Total revenue (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Segmental analysis
Revenue	£ 8,271	£ 8,357
Personal and Business Banking (PBB)
Segmental analysis
Revenue	3,949	3,935
UK Personal & Business Banking
Segmental analysis
Revenue	3,610	3,606
Ulster Bank RoI
Segmental analysis
Revenue	339	329
Commercial and Private Banking (CPB)
Segmental analysis
Revenue	2,333	2,182
Commercial Banking
Segmental analysis
Revenue	1,912	1,839
Private Banking
Segmental analysis
Revenue	421	343
RBS International
Segmental analysis
Revenue	314	218
NatWest Markets
Segmental analysis
Revenue	1,212	1,507
Central Items & other
Segmental analysis
Revenue	463	515
Operating segment
Segmental analysis
Revenue	8,271	8,357
Operating segment | Personal and Business Banking (PBB)
Segmental analysis
Revenue	3,916	3,919
Operating segment | UK Personal & Business Banking
Segmental analysis
Revenue	3,577	3,589
Operating segment | Ulster Bank RoI
Segmental analysis
Revenue	339	330
Operating segment | Commercial and Private Banking (CPB)
Segmental analysis
Revenue	2,206	2,081
Operating segment | Commercial Banking
Segmental analysis
Revenue	1,873	1,808
Operating segment | Private Banking
Segmental analysis
Revenue	333	273
Operating segment | RBS International
Segmental analysis
Revenue	235	156
Operating segment | NatWest Markets
Segmental analysis
Revenue	953	1,051
Operating segment | Central Items & other
Segmental analysis
Revenue	961	1,150
Inter segment/consolidation adjustments | Personal and Business Banking (PBB)
Segmental analysis
Revenue	33	16
Inter segment/consolidation adjustments | UK Personal & Business Banking
Segmental analysis
Revenue	33	17
Inter segment/consolidation adjustments | Ulster Bank RoI
Segmental analysis
Revenue		(1)
Inter segment/consolidation adjustments | Commercial and Private Banking (CPB)
Segmental analysis
Revenue	127	101
Inter segment/consolidation adjustments | Commercial Banking
Segmental analysis
Revenue	39	31
Inter segment/consolidation adjustments | Private Banking
Segmental analysis
Revenue	88	70
Inter segment/consolidation adjustments | RBS International
Segmental analysis
Revenue	79	62
Inter segment/consolidation adjustments | NatWest Markets
Segmental analysis
Revenue	259	456
Inter segment/consolidation adjustments | Central Items & other
Segmental analysis
Revenue	£ (498)	£ (635)